NET REVENUE (Details)		9 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2024 JPY (¥)
Total		$ 57,823,183	¥ 8,556,096,390	¥ 7,419,460,643
Add: reversal (provision) of sales refund*	[1]	121,975	18,048,626	(40,466,671)
Transferred over Time [Member]
Total		46,045,196	6,813,307,665	6,013,008,237
Transferred at Point in Time [Member]
Total		11,777,987	1,742,788,725	1,406,452,406
Sports School Business Membership [Member]
Total		31,094,326	4,601,027,416	4,285,345,537
Sports School Business Events [Member]
Total		9,619,970	1,423,467,014	1,310,894,075
Sports School Business Others [Member]
Total		1,047,146	154,946,170	134,301,514
Social Business [Member]
Total		15,939,766	2,358,607,164	1,729,386,188
Subtotal [Member]
Total		$ 57,701,208	¥ 8,538,047,764	¥ 7,459,927,314

[1]	Provision and Reversal for sales refund